Cover	Mar. 28, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2025
Entity File Number	001-09769
Entity Registrant Name	LANDS’ END, INC.
Entity Central Index Key	0000799288
Entity Tax Identification Number	36-2512786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Lands’ End Lane
Entity Address, City or Town	Dodgeville
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53595
City Area Code	608
Local Phone Number	935-9341
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Lands’ End Lane
Entity Address, City or Town	Dodgeville
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53595